C. ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Jun. 25, 2017	Jun. 26, 2016
Accrued Liabilities, Current [Abstract]
Compensation	$ 836	$ 728
Other	254	447
Professional fees	167	37
Insurance loss reserves	8	8
Accrued expenses	$ 1,265	$ 1,220